Future operations and going concern (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Future operations and going concern
Net operating loss	$ 39,799	$ 17,191	$ 4,141
Working Capital Surplus (Deficit)	$ 421,400